INVESTMENT IN FINANCE LEASE - Summary (Details) $ in Thousands	Dec. 31, 2020 USD ($) vessels	Dec. 31, 2019 USD ($) vessels
INVESTMENT IN FINANCE LEASE [Abstract]
Number of vessels leased to third parties on time charter classified as investment in finance lease (in vessels) | vessels	0	1
Net minimum lease payments receivable	$ 0	$ 157
Estimated residual values of leased property (unguaranteed)	0	10,822
Less: finance lease interest income	0	0
Total investment in sales-type lease	0	10,979
Current portion	0	157
Long-term portion	$ 0	$ 10,822